Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income	$ 114,454	$ 76,978
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	4	68
Depreciation expense	19,672	20,032
Amortization of intangibles	8,497	4,438
Amortization of grants	(25)	(159)
Share compensation expense	15,012	9,751
Deferred taxes	2,126	4,361
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	21,362	(15,765)
Increase in unbilled revenue	(28,422)	(7,526)
Increase in other receivables	(4,398)	(104)
Increase in prepayments and other current assets	(9,032)	(5,090)
Increase in other non-current assets	(722)	(1,437)
Decrease in payments on account	(15,747)	(37,689)
Decrease in other current liabilities	(40,508)	(50,208)
Increase in other non-current liabilities	2,146	785
Increase/(decrease) in income taxes payable	1,980	(11,504)
Increase/(decrease) in accounts payable	2,792	(3,187)
Net cash provided by/(used in) operating activities	89,191	(16,256)
Cash flows from investing activities:
Purchase of property, plant and equipment	(24,088)	(12,966)
Purchase of subsidiary undertakings	(103,139)	(121,101)
Cash acquired with subsidiary undertakings		3,518
Purchase of short term investments	(636)	(48,972)
Sale of short term investments	13,184	93,569
Net cash used in investing activities	(114,679)	(85,952)
Cash flows from financing activities:
Proceeds from exercise of share options & restricted share units	11,024	12,272
Share issuance costs	(4)	(11)
Tax benefit from the exercise of share options	2,463	771
Repurchase of ordinary shares	(57,892)	(11,532)
Share repurchase costs	(289)	(12)
Drawdown of bank credit lines and loan facilities	60,000
Net cash provided by financing activities	15,302	1,488
Effect of exchange rate movements on cash	(1,245)	(486)
Net (decrease)/increase in cash and cash equivalents	(11,431)	(101,206)
Cash and cash equivalents at beginning of period	118,900	182,519
Cash and cash equivalents at end of period	$ 107,469	$ 81,313